UMC ACQUISITION (Details 1 ) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 370,636		$ 4,124,300	$ 233,249
Cost of Revenues	224,986		3,468,096	117,486
Gross Profit	145,650		656,204	115,763
Operating Expenses
General and administrative	511,012		2,135,222	1,677,002
Depreciation	159,018		80,981	0
Total operating expenses	670,030		2,216,203	1,677,002
Other income and (expense)
Interest expense	(95,837)		(195,963)	0
Income tax benefit			0	(110,901)
Net loss	(316,250)	$ (99,274)	(1,752,529)	(1,450,338)
Other Comprehensive Income
Foreign currency translation adjustment	$ 0		$ (2,616)	$ 4,075
Weighted Average Number of Common - basic and diluted	125,871,414		94,092,907	75,070,205
UMC [Member]
Revenues				$ 3,690,530
Cost of Revenues				2,408,090
Gross Profit				1,282,440
Operating Expenses
General and administrative				1,151,330
Depreciation				194,068
Gain on disposition of assets				(49,436)
Total operating expenses				1,295,962
Loss from operations				(13,522)
Other income and (expense)
Interest expense				(202,362)
Total other expense				(202,362)
Income tax benefit				0
Net loss				(215,884)
Other Comprehensive Income
Foreign currency translation adjustment				0
Comprehensive loss				$ (215,884)
Loss per common share - basic and diluted				$ 0
Weighted Average Number of Common - basic and diluted
Renavotio [Member]
Revenues				$ 233,249
Cost of Revenues				117,486
Gross Profit				115,763
Operating Expenses
General and administrative				1,677,002
Depreciation				0
Gain on disposition of assets				0
Total operating expenses				1,677,002
Loss from operations				(1,561,239)
Other income and (expense)
Interest expense				0
Total other expense				0
Income tax benefit				(110,901)
Net loss				(1,450,338)
Other Comprehensive Income
Foreign currency translation adjustment				4,075
Comprehensive loss				$ (1,446,263)
Loss per common share - basic and diluted				$ (0.02)
Weighted Average Number of Common - basic and diluted				75,070,205
Pro Forma Combined [Member]
Revenues				$ 3,923,779
Cost of Revenues				2,515,576
Gross Profit				1,398,203
Operating Expenses
General and administrative				2,828,332
Depreciation				194,068
Gain on disposition of assets				(49,436)
Total operating expenses				2,972,964
Loss from operations				(1,574,761)
Other income and (expense)
Interest expense				(202,362)
Total other expense				(202,362)
Income tax benefit				(110,901)
Net loss				(1,666,222)
Other Comprehensive Income
Foreign currency translation adjustment				4,075
Comprehensive loss				$ (1,662,147)
Loss per common share - basic and diluted				$ (0.02)
Weighted Average Number of Common - basic and diluted				93,641,633
Pro Forma Adjustment [Member]
Revenues				$ 0
Cost of Revenues				0
Gross Profit				0
Operating Expenses
General and administrative				0
Depreciation				0
Gain on disposition of assets				0
Total operating expenses				0
Loss from operations				0
Other income and (expense)
Interest expense				0
Total other expense				0
Income tax benefit				0
Net loss				0
Other Comprehensive Income
Foreign currency translation adjustment				0
Comprehensive loss				$ 0
Loss per common share - basic and diluted				$ 0
Weighted Average Number of Common - basic and diluted				18,571,428